SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting
Schedule of segment reporting

	Brazil			CAC (i)			Latin America - south (ii)			Canada			Consolidated
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020

Net sales	42,635.8	35,586.5	30,196.5	9,440.1	9,947.4	7,319.3	17,371.2	16,571.7	11,560.8	10,261.7	10,748.7	9,302.4	79,708.8	72,854.3	58,379.0
Cost of sales	(22,736.8)	(18,309.1)	(14,112.9)	(4,860.8)	(4,727.9)	(3,307.5)	(8,553.1)	(8,235.7)	(5,937.4)	(4,271.4)	(4,387.0)	(3,708.3)	(40,422.1)	(35,659.7)	(27,066.1)
Gross profit	19,899.0	17,277.4	16,083.6	4,579.3	5,219.5	4,011.8	8,818.1	8,336.0	5,623.4	5,990.3	6,361.7	5,594.1	39,286.7	37,194.6	31,312.9
Distribution expenses	(6,111.1)	(5,123.1)	(4,241.9)	(1,020.7)	(872.7)	(751.5)	(2,159.5)	(2,010.1)	(1,492.8)	(2,104.0)	(1,926.8)	(1,758.8)	(11,395.3)	(9,932.7)	(8,245.0)
Sales and marketing expenses	(4,065.0)	(3,440.3)	(3,444.1)	(645.5)	(693.3)	(542.4)	(1,426.9)	(1,542.9)	(1,165.6)	(1,200.0)	(1,359.0)	(1,222.5)	(7,337.4)	(7,035.5)	(6,374.6)
Administrative expenses	(3,346.0)	(3,006.2)	(1,629.6)	(333.6)	(427.7)	(305.0)	(835.0)	(832.0)	(574.9)	(722.2)	(611.5)	(439.0)	(5,236.8)	(4,877.4)	(2,948.5)
Other operating income/(expenses)	2,361.3	2,096.0	2,887.2	(52.9)	12.4	(23.5)	192.7	38.8	(159.9)	12.8	(23.1)	(24.4)	2,513.9	2,124.1	2,679.4
Exceptional items	(34.5)	(210.1)	(173.8)	(16.1)	(46.7)	(70.5)	(60.5)	(115.4)	(145.7)	(32.2)	(20.6)	(62.0)	(143.3)	(392.8)	(452.0)
Income from operations	8,703.7	7,593.7	9,481.4	2,510.5	3,191.5	2,318.9	4,528.9	3,874.4	2,084.5	1,944.7	2,420.7	2,087.4	17,687.8	17,080.3	15,972.2
Net finance costs	(1,110.3)	(858.1)	(663.9)	(50.0)	(80.1)	9.8	(1,933.2)	(2,177.8)	(1,731.4)	(329.6)	(89.4)	(49.0)	(3,423.1)	(3,205.4)	(2,434.5)
Share of results of joint ventures	(38.3)	(11.7)	(7.2)	0.1	(79.7)	(4.9)	-	-	-	9.1	(24.3)	(31.2)	(29.1)	(115.7)	(43.3)
Income before income tax	7,555.1	6,723.9	8,810.3	2,460.6	3,031.7	2,323.8	2,595.7	1,696.6	353.1	1,624.2	2,307.0	2,007.2	14,235.6	13,759.2	13,494.4
Income tax expense	2,787.7	1,953.2	(203.1)	(771.2)	(1,301.7)	(713.2)	(672.9)	(509.4)	(118.4)	(688.0)	(778.7)	(727.8)	655.6	(636.6)	(1,762.5)
Net income	10,342.8	8,677.1	8,607.2	1,689.4	1,730.0	1,610.6	1,922.8	1,187.2	234.7	936.2	1,528.3	1,279.4	14,891.2	13,122.6	11,731.9

EBITDA (iii)	12,028.8	10,564.3	12,388.7	3,315.6	3,789.2	2,995.0	5,725.4	5,071.4	3,182.6	2,545.2	2,936.4	2,529.8	23,615.0	22,361.3	21,096.1
Depreciation, amortization and impairment	(3,363.4)	(2,982.3)	(2,914.5)	(805.0)	(677.4)	(681.0)	(1,196.5)	(1,197.0)	(1,098.1)	(591.4)	(540.0)	(473.6)	(5,956.3)	(5,396.7)	(5,167.4)
Net finance costs	(1,110.3)	(858.1)	(663.9)	(50.0)	(80.1)	9.8	(1,933.2)	(2,177.8)	(1,731.4)	(329.6)	(89.4)	(49.0)	(3,423.1)	(3,205.4)	(2,434.5)
Income tax expense	2,787.7	1,953.2	(203.1)	(771.2)	(1,301.7)	(713.2)	(672.9)	(509.4)	(118.4)	(688.0)	(778.7)	(727.8)	655.6	(636.6)	(1,762.5)
Net income	10,342.8	8,677.1	8,607.2	1,689.4	1,730.0	1,610.6	1,922.8	1,187.2	234.7	936.2	1,528.3	1,279.4	14,891.2	13,122.6	11,731.9

EBITDA margin as a % (iii)	28.2%	29.7%	41.0%	35.1%	38.1%	40.9%	33.0%	30.6%	27.5%	24.8%	27.3%	27.2%	29.6%	30.7%	36.1%

Acquisition of property, plant and equipment	4,062.9	4,645.1	3,114.9	968.4	801.6	492.3	1,112.8	1,665.4	621.8	389.0	565.0	463.7	6,533.1	7,677.1	4,692.7

	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020

Segment assets	57,353.8	54,609.4	48,970.2	15,385.6	15,351.9	13,521.4	22,044.5	21,583.0	17,211.2	16,093.3	18,016.6	16,487.9	110,877.2	109,560.9	96,190.7
Intersegment elimination													(2,533.0)	(2,868.5)	(2,187.6)
Non-segmented assets													29,613.8	31,910.1	31,193.2
Total assets													137,958.0	138,602.5	125,196.3

Segment liabilities	29,153.2	27,611.2	25,032.6	5,098.0	5,414.4	4,114.2	6,843.6	7,843.6	5,156.4	5,053.7	6,156.5	6,256.6	46,148.5	47,025.7	40,559.8
Intersegment elimination													(2,534.2)	(2,869.1)	(2,187.4)
Non-segmented liabilities													94,343.7	94,445.9	86,823.9
Total liabilities													137,958.0	138,602.5	125,196.3

(i)	CAC: includes the Dominican Republic, Panama, Guatemala, Cuba, Barbados, Saint Vincent, Dominica, Nicaragua, Honduras and Antigua.

(ii)	Latin America - South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay.

(iii)	From 2021 onwards, the Adjusted EBITDA metric was changed to EBITDA, for presentation purposes, including for comparative purposes.

(b)     Additional information - by Business unit - Years ended:

	Brazil
	Beer			NAB			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020

Net sales	35,857.9	30,537.1	25,953.0	6,777.9	5,049.4	4,243.5	42,635.8	35,586.5	30,196.5
Cost of sales	(18,765.3)	(15,382.0)	(11,941.7)	(3,971.5)	(2,927.1)	(2,171.2)	(22,736.8)	(18,309.1)	(14,112.9)
Gross profit	17,092.6	15,155.1	14,011.3	2,806.4	2,122.3	2,072.3	19,899.0	17,277.4	16,083.6
Distribution expenses	(4,988.6)	(4,263.1)	(3,529.2)	(1,122.5)	(860.0)	(712.7)	(6,111.1)	(5,123.1)	(4,241.9)
Sales and marketing expenses	(3,596.8)	(3,096.2)	(3,008.9)	(468.2)	(344.1)	(435.2)	(4,065.0)	(3,440.3)	(3,444.1)
Administrative expenses	(2,928.8)	(2,616.1)	(1,395.1)	(417.2)	(390.1)	(234.5)	(3,346.0)	(3,006.2)	(1,629.6)
Other operating income/(expenses)	1,884.5	1,711.3	2,380.3	476.8	384.7	506.9	2,361.3	2,096.0	2,887.2
Exceptional items	(30.6)	(202.0)	(173.8)	(3.9)	(8.1)	-	(34.5)	(210.1)	(173.8)
Income from operations	7,432.3	6,689.0	8,284.6	1,271.4	904.7	1,196.8	8,703.7	7,593.7	9,481.4
Net finance costs	(1,110.3)	(858.1)	(663.9)	-	-	-	(1,110.3)	(858.1)	(663.9)
Share of results of joint ventures	(38.3)	(11.7)	(7.2)	-	-	-	(38.3)	(11.7)	(7.2)
Income before income tax	6,283.7	5,819.2	7,613.5	1,271.4	904.7	1,196.8	7,555.1	6,723.9	8,810.3
Income tax expense	2,787.7	1,953.2	(203.1)	-	-	-	2,787.7	1,953.2	(203.1)
Net income	9,071.4	7,772.4	7,410.4	1,271.4	904.7	1,196.8	10,342.8	8,677.1	8,607.2

EBITDA (i)	10,332.9	9,302.4	10,830.8	1,695.9	1,261.9	1,557.9	12,028.8	10,564.3	12,388.7
Depreciation, amortization and impairment	(2,938.9)	(2,625.1)	(2,553.4)	(424.5)	(357.2)	(361.1)	(3,363.4)	(2,982.3)	(2,914.5)
Net finance costs	(1,110.3)	(858.1)	(663.9)	-	-	-	(1,110.3)	(858.1)	(663.9)
Income tax expense	2,787.7	1,953.2	(203.1)	-	-	-	2,787.7	1,953.2	(203.1)
Net income	9,071.4	7,772.4	7,410.4	1,271.4	904.7	1,196.8	10,342.8	8,677.1	8,607.2

EBITDA margin as a % (i)	28.8%	30.5%	41.7%	25.0%	25.0%	36.7%	28.2%	29.7%	41.0%

(i)	From 2021 onwards, the Adjusted EBITDA metric was changed to EBITDA, for presentation purposes, including for comparative purposes.